UNITED STATES
  SECURITIES AND EXCHANGE COMMISSION
  Washington, D.C. 20549

  FORM 13F

  FORM 13 F COVER PAGE

  Report for the Calendar Year or Quarter Ended:  Dec. 31, 2003

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one):  	 [  ]  is a restatement.
	 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Holt-Smith & Yates Advisors
Address:	2810 Crossroads Drive
	Suite 4900
	Madison, WI 53718

13F File Number:	 28-7510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

 Person Signing This Report on Behalf of Reporting Manager:

Name:	Diana K. Falk
Title:	Compliance Administrator
Phone:	608-249-4488
Signature, Place, and Date of Signing:

Diana K. Falk	Madison, WI	12-Feb-04

Report Type: (Check only one.):

[  X  ] 13F HOLDINGS REPORT

[       ] 13F NOTICE

[       ] 13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	21

Form 13F Information Table Value Total:	"1,227,139"

List of Other Included Managers:	NONE

						FORM 13F INFORMATION TABLE
			TITLE OF		VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER		CLASS	CUSIP	(x $1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE

AMERICAN INTL GROUP INC	COM	026874 10 7	65,833	     993,262	SH		SOLE	NONE	   740,358	0	   252,904
BERKSHIRE HATHAWAY INC DEL	CL A	084670 10 8	      843	                10	SH		SOLE	NONE	             10	0	               0
BEST BUY INC		COM	086516 10 1	85,879	  1,643,933	SH		SOLE	NONE	1,252,940	0	   390,993
CARDINAL HEALTH INC		COM	14149Y 10 8	61,727	  1,009,276	SH		SOLE	NONE	    764,901	0	   244,375
DELL INC			COM	24702R 10 1	72,866	  2,144,377	SH		SOLE	NONE	1,620,341	0	   524,036
DISNEY WALT CO		COM DISNEY	254687 10 6	70,210	  3,009,429	SH		SOLE	NONE	2,281,055	0	   728,374
FIRST DATA CORP		COM	319963 10 4	63,107	  1,535,816	SH		SOLE	NONE	1,152,665	0	   383,151
FISERV INC		COM	337738 10 8	70,464	  1,782,091	SH		SOLE	NONE	1,334,824	0	   447,267
HOME DEPOT INC		COM	437076 10 2	65,688	  1,850,883	SH		SOLE	NONE	1,366,986	0	   483,897
INTUIT			COM	461202 10 3	67,532	  1,277,565	SH		SOLE	NONE	   966,200	0	   311,365
JDS UNIPHASE CORP		COM	46612J 10 1	43,716	12,009,856	SH		SOLE	NONE	8,797,817	0	3,212,039
KOHLS CORP		COM	500255 10 4	53,892	  1,199,192	SH		SOLE	NONE	   896,040	0	   303,152
MICROCHIP TECHONOLOGY INC	COM	595017 10 4	83,116	  2,490,741	SH		SOLE	NONE	1,887,628	0	   603,113
PEPSICO INC		COM	713448 10 8	      807	        17,310	SH		SOLE	NONE	        9,915	0	       7,395
PFIZER INC		COM	717081 10 3	61,896	  1,751,950	SH		SOLE	NONE	1,326,760	0	   425,190
QUEST DIAGNOSTICS INC	COM	74834L 10 0	71,869	     983,029	SH		SOLE	NONE	   733,935	0	   249,094
SLM CORP		COM	78442P 10 6	59,709	  1,584,637	SH		SOLE	NONE	1,185,571	0	   399,066
TARGET CORP		COM	87612E 10 6	72,276	  1,882,200	SH		SOLE	NONE	1,404,305	0	   477,895
WALGREEN CO		COM	931422 10 9	70,542	  1,939,033	SH		SOLE	NONE	1,450,358	0	   488,675
WELLPOINT HEALTH NETWORK NEW	COM	94973H 10 8	      730	          7,525	SH		SOLE	NONE	        1,650	0	       5,875
ZEBRA TECHNOLOGIES CORP	CL A	989207 10 5	84,437	  1,272,211	SH		SOLE	NONE	   951,694	0	   320,517